Document and Entity Information	12 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	0001091439
Amendment Flag	false
Document Creation Date	Apr. 23, 2013
Document Effective Date	Apr. 29, 2013
Prospectus Date	Apr. 29, 2013